SHORT-TERM AND LONG-TERM DEBTS - Summary of contractual obligations of long-term debt non-current (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SHORT-TERM AND LONG-TERM DEBTS.
Payment due by period, less than 1 year	¥ 46,994	$ 6,619	¥ 4,086,053
Payment due by period, 1 - 2 years	759,016	106,905	76,963,214
Payment due by period, 2 - 3 years			681,629
Total	¥ 806,010	$ 113,524	¥ 81,730,896